Share Capital and Other Equity Instruments - Contributed Surplus (Share-Based Payments) - Additional Information (Details)			1 Months Ended		3 Months Ended			6 Months Ended
	Jun. 08, 2020 shares $ / shares	May 26, 2020 CAD ($) $ / shares	Jun. 30, 2021 shares $ / shares	Jan. 31, 2021 shares $ / shares	Jun. 30, 2021 CAD ($)	Mar. 31, 2021 CAD ($) shares	Jun. 30, 2020 CAD ($) shares $ / shares	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2020 CAD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Granted | shares			50,000	40,000			436,570
Exercise price of options granted | $ / shares			$ 4.09	$ 5.34
Number of stock options vested | shares			25,000	20,000
Vesting period			1 year	1 year
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares		$ 15.21					$ 15.21
Incremental fair value of the repricing options		$ 3,000,000
Share-based payment compensation expense					$ 957,000		$ 2,424,000	$ 1,866,000	$ 4,801,000
Share-based payments expense (note 11b)								1,845,000	4,761,000
Stock Options
Disclosure Of Classes Of Share Capital [Line Items]
Weighted average exercise price of repricing options | $ / shares	$ 27.00	$ 15.21
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares	$ 36.00	$ 15.21
Number of repricing of options outstanding | shares	1,929,685
Share-based payment compensation expense					957,000		2,407,000	1,866,000	$ 4,770,000
Restricted Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payment compensation expense					$ 0			$ 0
Number RSU paid in cash | shares						2,948		144	2,948
Reduction to contributed surplus						$ 40,000
Share-based payments
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments expense (note 11b)							$ 17,000		$ 31,000